SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Options Activity
	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2014	751,027	US$	7.69
Exercised	(438,474)	US$	7.31
Forfeited	(55,770)	US$	8.71
Repurchased	(83,552)	US$	8.02
Expired	(45,518)	US$	8.20
Outstanding at December 31, 2015	127,713	US$	8.14	0.91 years	US$	64
Vested and expected to vest at December 31, 2015	58,824	US$	7.88	0.63 years	US$	51
Exercisable at December 31, 2015	58,824	US$	7.88	0.63 years	US$	51

Schedule of Share Options Outstanding and Exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 2.01 - $ 4.00	4	$3.18	-	4	$3.18
$ 4.01 - $ 6.00	-	$-	-	-	$-
$ 6.01 - $ 8.00	35,096	$6.87	0.34	29,397	$6.85
$ 8.01 - $10.00	141,745	$8.63	2.65	78,555	$8.73
$10.01 - $12.00	6,668	$10.26	0.60	6,668	$10.26
Total	183,513	$8.35	2.13	114,624	$8.34

Summary of Restricted share
	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2014	6,156,728	US$	8.09
Granted	2,619,913	US$	8.49
Settled	(2,731,726)	US$	8.16
Forfeited	(1,197,022)	US$	8.07
Repurchased	(910,478)	US$	8.02
Balance at December 31, 2015	3,937,415	US$	8.33
Vested and expected to vest at December 31, 2015	3,714,091	US$	8.24

Schedule of Stock-Based Compensation Expense
	For the year ended December 31,
	2013	2014	2015
Cost of services	2,672,546	3,089,376	5,912,480
Service development	19,563,206	25,940,853	54,683,731
Sales and marketing	8,137,223	5,421,774	4,226,600
General and administrative	32,965,113	63,223,288	222,719,945
Total	63,338,088	97,675,291	287,542,756

2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Options Activity
	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2014	221,112	US$	6.38
Exercised	(165,312)	US$	5.55
Outstanding at December 31, 2015	55,800	US$	8.82	4.93 years	US$	-
Vested and expected to vest at December 31, 2015	55,800	US$	8.82	4.93 years	US$	-
Exercisable at December 31, 2015	55,800	US$	8.82	4.93 years	US$	-

2004 Plan [Member] | Cash-settled restricted share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted share
Number of Ordinary Shares
Balance at December 31, 2014	83,580
Settled	(73,128)
Forfeited	(10,452)
Balance at December 31, 2015	-